Segment Information (Narrative) (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2018 Customer Segment	Mar. 31, 2017 Customer	Dec. 31, 2017 Customer Segment	Dec. 31, 2016 Customer
Segment Reporting Information [Line Items]
Number of major customers | Customer	2	3	3	3
United States And Canada [Member]
Segment Reporting Information [Line Items]
Number of operating segments | Segment	1		1
Revenue [Member] | Three Major Customers [Member]
Segment Reporting Information [Line Items]
Major customer, percentage		53.00%	53.00%	49.00%
Revenue [Member] | Two Major Customers [Member]
Segment Reporting Information [Line Items]
Major customer, percentage	45.00%